Convertible Debt and Treasury Stock (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2017	Nov. 30, 2013	Dec. 31, 2017	Dec. 31, 2016
Convertible debt
Current Liabilities			$ 153,092
Convertible debt			900,000	$ 153,092
Less: Issuance costs			(20,017)
Total			879,983	153,092
2018 Notes
Convertible debt
Current Liabilities			153,092
Convertible debt		$ 800,000	153,000	$ 153,092
Less: Issuance costs		$ (16,800)
2022 Notes
Convertible debt
Convertible debt	$ 900,000		$ 900,000
Less: Issuance costs	$ (20,700)